Net interest income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Interest Income Disclosure [Line Items]
Net interest income	€ 13,552	€ 13,811
Negative interest on liabilities	678	422	€ 453
TLTRO III [Member]
Net Interest Income Disclosure [Line Items]
Net interest income	164
TLTRO II [Member]
Net Interest Income Disclosure [Line Items]
Net interest income	€ 24	€ 57